Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Company's Employee Share Option Activity

The following table summarizes the Company’s employee share option activity under the share option plans:

	Number of options	Weighted average exercise price (USD)	Weighted average grant date fair value (USD)	Weighted average remaining contractual term	Aggregate intrinsic value (USD in thousands)
Outstanding, January 1, 2024	542,499	41.55	19.33	7.59	258
Granted	—	—	—		—
Exercised	(12,687)	22.83	13.92	2.42	71
Forfeited/Cancelled	(29,010)	49.61	28.92		—
Outstanding, December 31, 2024	500,802	41.56	17.65	6.73	46
Vested and expected to vest at December 31, 2024	493,422	41.71	17.77	6.72	46
Exercisable as of December 31, 2024	320,661	45.01	20.66	6.48	46

Schedule of Restricted Shares Activity

Restricted shares activity for the year ended December 31, 2024 was as follows:

	Number of restricted shares	Weighted average grant date fair value (USD)
Outstanding, January 1, 2024	2,503,690	29.98
Granted	1,377,724	25.61
Vested	(820,733)	30.22
Forfeited/Cancelled	(492,740)	27.40
Outstanding, December 31, 2024	2,567,941	26.73
Expected to vest, December 31, 2024	1,972,358	26.77

Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model

The Company calculated the estimated fair value of the share-based awards on the respective grant dates using the binomial option pricing model with the following assumptions:

	2022	2023	2024
Fair value of ordinary share	US$28.76-US$39.35	US$29.16-US$35.87	US$25.97-US$34.44
Risk-free interest rates	1.52%-3.91%	3.50%-4.72%	3.65%-4.41%
Expected exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected volatility	52%-54%	51%-54.19%	49%-50.38%
Expected dividend yield	1.00%	1.00%	1.00%
Weighted average fair value per option granted	US$3.83-US$21.32	US$4.12-US$18.91	US$3.21-US$18.32

Schedule of Share-Based Compensation Expenses

Share-based compensation expenses relating to options and restricted shares granted to employees recognized for the years ended December 31, 2022, 2023 and 2024 is as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
	(in thousands)
Cost of revenues	8,608	7,982	8,135	1,114
Sales and marketing expenses	38,317	49,305	48,445	6,637
General and administrative expenses	53,209	51,860	51,112	7,002
Product development expenses	68,756	85,945	84,332	11,554
	168,890	195,092	192,024	26,307